OPERATING LEASES - Leases as Lessor (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessor [line items]
Operating lease revenue as receivable	$ 1,355	$ 1,010
Property, plant and equipment	14,730	13,546
Operating lease revenue	78	62
Property, plant and equipment under operating leases
Disclosure of finance lease and operating lease by lessor [line items]
Property, plant and equipment	614	484
Less than 1 year
Disclosure of finance lease and operating lease by lessor [line items]
Operating lease revenue as receivable	80	62
Between 1 and 5 years
Disclosure of finance lease and operating lease by lessor [line items]
Operating lease revenue as receivable	376	246
More than 5 years
Disclosure of finance lease and operating lease by lessor [line items]
Operating lease revenue as receivable	$ 899	$ 702
Minimum
Disclosure of finance lease and operating lease by lessor [line items]
Lessor operating lease term	25 years
Maximum
Disclosure of finance lease and operating lease by lessor [line items]
Lessor operating lease term	30 years
Lessor operating lease term of renewal	10 years